UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA			91203
(Address of principal executive offices)			(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1.                   Schedule of Investments (filed herewith).

Pacific Advisors Government Securities Fund
Schedule of Investments (unaudited)
as of March 31, 2015

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER STAPLES			5.51
BEVERAGES
250	PEPSICO, INC.	23,905
		23,905	1.33
FOOD PRODUCTS
500	GENERAL MILLS INC.	28,300
600	UNILEVER PLC	25,026
		53,326	2.98
HOUSEHOLD PRODUCTS
200	KIMBERLY-CLARK CORP.	21,422
		21,422	1.20

ENERGY			1.17
OIL, GAS & CONSUMABLE FUELS
200	CHEVRON CORP.	20,996
		20,996	1.17

HEALTH CARE			2.74
PHARMACEUTICALS
400	ELI LILLY & CO.	29,060
200	JOHNSON & JOHNSON	20,120
		49,180	2.74

INFORMATION TECHNOLOGY			1.13
SOFTWARE
500	MICROSOFT CORP.	20,328
		20,328	1.13

TELECOMMUNICATION SERVICES			1.46
DIVERSIFIED TELECOM. SERVICES
800	AT&T INC.	26,120
		26,120	1.46

UTILITIES			4.13
ELECTRIC UTILITIES
750	PPL CORP.	25,245
550	SOUTHERN CO.	24,354
		49,599	2.77
MULTI-UTILITIES
400	CONSOLIDATED EDISON INC.	24,400
		24,400	1.36

TOTAL COMMON STOCK (Cost: $208,771)		289,276	16.14

US GOVT SECURITIES
US GOVERNMENT AGENCY			82.34
US GOVERNMENT AGENCY
250,000	FEDERAL HOME LOAN MTG CORP. 0.50% 05/27/16	249,891
100,000	FEDERAL HOME LOAN MTG CORP. 0.50% 07/30/18 STEP	99,994
175,000	FEDERAL HOME LOAN BANK 0.50% 12/12/17 STEP	175,059
350,000	FEDERAL HOME LOAN BANK 0.75% 01/30/19 STEP	349,996
100,000	FEDERAL HOME LOAN BANK 0.50% 11/26/19 STEP	100,017
300,000	FEDERAL HOME LOAN BANK 0.50% 03/30/20 STEP	300,156
200,000	FEDERAL HOME LOAN BANK 0.75% 11/25/20 STEP	200,179
		1,475,293	82.34

TOTAL US GOVT SECURITIES (Cost: $1,475,117)		1,475,293	82.34

SHORT TERM INVESTMENTS
MONEY MARKET			1.28

22,890	UMB MONEY MARKET FIDUCIARY	22,890
		22,890	1.28

TOTAL SHORT TERM INVESTMENTS (Cost: $22,890)		22,890	1.28

TOTAL INVESTMENT IN SECURITIES (Cost: $1,706,778)		1,787,459	99.76

OTHER ASSETS LESS LIABILITIES		4,217	0.24

TOTAL NET ASSETS		1,791,676	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Income & Equity Fund
Schedule of Investments (unaudited)
as of March 31, 2015

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			4.55
DISTRIBUTORS
1,750	GENUINE PARTS CO.	163,083
		163,083	1.16
HOTELS, RESTAURANTS & LEISURE
1,650	MCDONALD’S CORP.	160,776
		160,776	1.15
LEISURE EQUIPMENT & PRODUCTS
3,500	MATTEL INC.	79,975
		79,975	0.57
MEDIA
3,000	OMNICOM GROUP INC.	233,940
		233,940	1.67

CONSUMER STAPLES			9.17
BEVERAGES
4,500	COCA-COLA CO.	182,475
		182,475	1.30
FOOD & STAPLES RETAILING
2,600	CVS HEALTH CORP.	268,346
5,000	SYSCO CORP.	188,650
3,500	THE KROGER CO.	268,310
2,700	WAL-MART STORES INC.	222,075
		947,381	6.76
HOUSEHOLD PRODUCTS
1,900	PROCTER & GAMBLE CO.	155,686
		155,686	1.11

ENERGY			2.30
ENERGY EQUIPMENT & SERVICES
2,000	SCHLUMBERGER LTD	166,880
		166,880	1.19
OIL, GAS & CONSUMABLE FUELS
2,500	CONOCOPHILLIPS	155,650
		155,650	1.11

FINANCIALS			2.82
COMMERCIAL BANKS
4,000	WELLS FARGO & CO.	217,600
		217,600	1.55
INSURANCE
3,500	METLIFE INC.	176,925
		176,925	1.26

HEALTH CARE			4.26
PHARMACEUTICALS
3,500	ABBVIE INC.	204,890
2,000	JOHNSON & JOHNSON	201,200
5,500	PFIZER INC.	191,345
		597,435	4.26

INDUSTRIALS			7.25
AEROSPACE & DEFENSE
2,000	HONEYWELL INT’L INC.	208,620
		208,620	1.49
AIR FREIGHT & LOGISTICS
1,750	UNITED PARCEL SERVICE INC. B	169,645
		169,645	1.21

COMMERCIAL SERVICES & SUPPLIES
4,500	WASTE MANAGEMENT INC.	244,035
		244,035	1.74
INDUSTRIAL CONGLOMERATES
7,500	GENERAL ELECTRIC CO.	186,075
		186,075	1.33
TRADING COMPANIES & DISTRIBUTORS
5,000	FASTENAL COMPANY	207,175
		207,175	1.48

INFORMATION TECHNOLOGY			4.93
COMMUNICATIONS EQUIPMENT
9,000	CISCO SYSTEMS INC.	247,725
		247,725	1.77
SEMICONDUCTORS & EQUIPMENT
8,000	INTEL CORP.	250,160
		250,160	1.79
SOFTWARE
4,750	MICROSOFT CORP.	193,111
		193,111	1.38

MATERIALS			3.11
CHEMICALS
3,000	DUPONT DE NEMOURS & CO.	214,410
		214,410	1.53
PAPER & FOREST PRODUCTS
4,000	INTERNATIONAL PAPER COMPANY	221,960
		221,960	1.58

TELECOMMUNICATION SERVICES			3.07
DIVERSIFIED TELECOM. SERVICES
6,000	AT&T INC.	195,900
4,815	VERIZON COMMUNICATIONS INC.	234,153
		430,053	3.07

UTILITIES			5.32
ELECTRIC UTILITIES
2,500	DUKE ENERGY CORP.	191,950
6,000	XCEL ENERGY INC.	208,860
		400,810	2.86
MULTI-UTILITIES
2,500	DOMINION RESOURCES INC.	177,175
4,000	PUBLIC SERVICE ENTERPRISE GROUP INC.	167,680
		344,855	2.46

TOTAL COMMON STOCK (Cost: $4,789,540)		6,556,440	46.78

CORPORATE BOND
CONSUMER DISCRETIONARY			4.89
AUTOMOBILES
130,000	GENERAL MOTORS FINANCIAL CO. 4.75% 08/15/17	136,916
		136,916	0.98
HOTELS, RESTAURANTS & LEISURE
100,000	DARDEN RESTAURANTS INC. 6.45% 10/15/17	110,423
100,000	INTL GAME TECHNOLOGY 7.50% 06/15/19	106,686
100,000	WYNDHAM WORLDWIDE 2.95% 03/01/17	102,001
100,000	WYNN LAS VEGAS LLC 7.75% 08/15/20	106,000
		425,110	3.03
MEDIA
100,000	TIME WARNER CABLE INC. 8.75% 02/14/19	123,445
		123,445	0.88

ENERGY			5.85
ENERGY EQUIPMENT & SERVICES
100,000	PRIDE INTERNATIONAL INC. 6.875% 08/15/20	113,882
150,000	ROWAN COMPANY INC. 7.875% 08/01/19	167,280
150,000	SESI LLC 6.375% 05/01/19	152,250
100,000	WEATHERFORD BERMUDA 6.00% 03/15/18	105,114
		538,527	3.84

OIL, GAS & CONSUMABLE FUELS
150,000	CONTINENTAL RESOURCES 7.375% 10/01/20	158,063
100,000	ENERGY TRANSFER PARTNERS 9.00% 04/15/19	123,565
		281,628	2.01

FINANCIALS			18.48
CAPITAL MARKETS
150,000	ARES CAPITAL CORP. 4.875% 11/30/18	157,695
100,000	FIFTH STREET FINANCE CORP. 4.875% 03/01/19	102,982
100,000	GOLDMAN SACHS GROUP 1.00% 02/12/18 STEP	99,639
100,000	GOLDMAN SACHS GROUP 1.66% 08/26/20 FLOAT	99,281
100,000	JANUS CAPITAL GROUP INC. 6.70% 06/15/17	109,928
100,000	JEFFERIES GROUP INC. 5.125% 04/13/18	105,131
100,000	MORGAN STANLEY 3.50% 09/30/17 FLOAT	105,307
100,000	MORGAN STANLEY 4.50% 10/27/18 FLOAT	104,625
100,000	PROSPECT CAPITAL CORP. 5.00% 07/15/19	104,326
		988,913	7.06
COMMERCIAL BANKS
100,000	BANK OF AMERICA CORP. 3.26% 03/19/20 FLOAT	100,870
100,000	BANK OF AMERICA CORP. 2.03% 09/28/20 FIX-FLOAT	102,617
125,000	JPMORGAN CHASE & CO. 1.91% 02/25/21 FLOAT	124,750
150,000	SUNTRUST BANKS INC. 1.26% 11/22/16 FLOAT	150,956
		479,192	3.42
DIVERSIFIED FINANCIAL SERVICES
100,000	ICAHN ENTERPRISES 6.00% 08/01/20	103,880
100,000	LEUCADIA NATIONAL CORP. 8.125% 09/15/15	102,931
100,000	NASDAQ OMX GROUP 5.25% 01/16/18	109,379
100,000	NASDAQ OMX GROUP 5.55% 01/15/20	112,341
		428,531	3.06
INSURANCE
115,000	GENWORTH FINANCIAL INC. 8.625% 12/15/16	123,280
100,000	PRUDENTIAL FINANCIAL INC. 2.76% 11/02/20 FLOAT	104,000
		227,280	1.62
REAL ESTATE INVESTMENT TRUSTS
105,000	HOSPITALITY PROPERTIES TRUST 6.70% 01/15/18	115,547
100,000	HRPT PROPERTIES 6.25% 08/15/16	103,809
125,000	MACK-CALI REALTY LP 7.75% 08/15/19	144,522
100,000	SENIOR HOUSING PROPERTIES TRUST 4.30% 01/15/16	101,505
		465,383	3.32

HEALTH CARE			0.85
PHARMACEUTICALS
110,000	HOSPIRA INC. 6.05% 03/30/17	119,818
		119,818	0.85

INDUSTRIALS			4.84
BUILDING PRODUCTS
115,000	OWENS CORNING INC. 9.00% 06/15/19	139,045
		139,045	0.99
MACHINERY
100,000	CNH AMERICA LLC 7.25% 01/15/16	103,500
100,000	HARSCO CORP. 5.75% 05/15/18	105,250
115,000	JOY GLOBAL INC. 6.00% 11/15/16	123,399
		332,149	2.37
TRADING COMPANIES & DISTRIBUTORS
100,000	AIR LEASE CORP. 5.625% 04/01/17	106,875
100,000	INTL LEASE FINANCE CORP. 2.22% 06/15/16 FLOAT	100,000
		206,875	1.48

INFORMATION TECHNOLOGY			4.61
COMPUTERS & PERIPHERALS
145,000	LEXMARK INT’L INC. 6.65% 06/01/18	160,229
150,000	SEAGATE HDD CAYMAN 6.875% 05/01/20	155,625
		315,854	2.25
ELECTRONIC EQUIPMENT & INSTRUMENTS
102,000	ARROW ELECTRONICS INC. 6.875% 06/01/18	114,869
100,000	INGRAM MICRO INC. 5.25% 09/01/17	107,524

100,000	JABIL CIRCUIT INC. 7.75% 07/15/16	107,250
		329,644	2.35

MATERIALS			5.27
CHEMICALS
100,000	ROCKWOOD SPECIALTIES 4.625% 10/15/20	104,125
		104,125	0.74
METALS & MINING
100,000	ALCOA INC. 5.55% 02/01/17	106,496
100,000	COMMERCIAL METALS CO. 7.35% 08/15/18	107,750
150,000	RELIANCE STEEL & ALUMINUM 6.20% 11/15/16	159,302
150,000	VALE OVERSEAS LIMITED 6.25% 01/23/17	158,955
		532,503	3.80
PAPER & FOREST PRODUCTS
100,000	DOMTAR CORP. 7.125% 08/15/15	101,693
		101,693	0.73

TELECOMMUNICATION SERVICES			1.38
DIVERSIFIED TELECOM. SERVICES
55,934	BELLSOUTH TELECOM. 6.30% 12/15/15	57,064
125,000	QWEST CORP. 6.50% 06/01/17	136,241
		193,305	1.38

UTILITIES			1.13
ELECTRIC UTILITIES
49,000	CLEVELAND ELECTRIC ILLUMINATING 5.70% 04/01/17	52,499
100,000	PPL ENERGY SUPPLY LLC 6.50% 05/01/18	106,472
		158,972	1.13

TOTAL CORPORATE BOND (Cost: $6,569,699)		6,628,907	47.30

PREFERRED STOCK
FINANCIALS			0.55
INSURANCE
3,000	METLIFE INC. 6.50% PFD	77,730
		77,730	0.55

TOTAL PREFERRED STOCK (Cost: $75,000)		77,730	0.55

SHORT TERM INVESTMENTS
MONEY MARKET			4.65
651,269	UMB MONEY MARKET FIDUCIARY	651,269
		651,269	4.65

TOTAL SHORT TERM INVESTMENTS (Cost: $651,269)		651,269	4.65

TOTAL INVESTMENT IN SECURITIES (Cost: $12,085,508)		13,914,346	99.28

OTHER ASSETS LESS LIABILITIES		100,217	0.72

TOTAL NET ASSETS		14,014,564	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Balanced Fund
Schedule of Investments (unaudited)
as of March 31, 2015

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			18.45
MEDIA
2,500	OMNICOM GROUP INC.	194,950
2,750	WALT DISNEY CO.	288,447
		483,397	5.34

SPECIALTY RETAIL
8,000	CONN’S INC. *	242,240
3,000	LITHIA MOTORS INC.	298,230
1,250	O’REILLY AUTOMOTIVE INC. *	270,300
		810,770	8.96

TEXTILES, APPAREL & LUXURY GOODS
2,000	NIKE INC.	200,660
1,650	PVH CORP.	175,824
		376,484	4.16

CONSUMER STAPLES			5.68
FOOD & STAPLES RETAILING
2,750	CVS HEALTH CORP.	283,827
2,800	WAL-MART STORES INC.	230,300
		514,128	5.68

ENERGY			8.45
ENERGY EQUIPMENT & SERVICES
4,000	HALLIBURTON CO.	175,520
11,000	HELIX ENERGY SOLUTIONS GROUP INC. *	164,560
8,000	HORNBECK OFFSHORE SERVICES INC. *	150,480
3,000	NATIONAL OILWELL VARCO INC.	149,970
6,500	TIDEWATER INC.	124,410
		764,940	8.45

FINANCIALS			5.59
COMMERCIAL BANKS
6,750	EAST WEST BANCORP INC.	273,105
3,850	JPMORGAN CHASE & CO.	233,233
		506,338	5.59

HEALTH CARE			1.83
PHARMACEUTICALS
1,000	PERRIGO CO PLC	165,550
		165,550	1.83

INDUSTRIALS			25.23
COMMERCIAL SERVICES & SUPPLIES
4,000	TEAM INC. *	155,920
		155,920	1.72

CONSTRUCTION & ENGINEERING
5,000	CHICAGO BRIDGE & IRON CO. N.V.	246,300
		246,300	2.72

INDUSTRIAL CONGLOMERATES
9,250	GENERAL ELECTRIC CO.	229,492
		229,492	2.54

MACHINERY
1,500	CUMMINS INC.	207,960
5,000	NAVISTAR INT’L CORP. *	147,500
2,900	WABTEC CORP.	275,529
		630,989	6.97

MARINE
3,000	KIRBY CORP. *	225,150
		225,150	2.49

ROAD & RAIL
6,250	CSX CORP.	207,000
2,500	GENESEE & WYOMING INC. *	241,100
1,900	KANSAS CITY SOUTHERN	193,952
		642,052	7.09

TRADING COMPANIES & DISTRIBUTORS
3,500	DXP ENTERPRISES INC. *	154,315
		154,315	1.70

INFORMATION TECHNOLOGY			5.98
COMMUNICATIONS EQUIPMENT
2,750	QUALCOMM INC.	190,685
		190,685	2.11

INTERNET SOFTWARE & SERVICES
300	GOOGLE INC. *	166,410
		166,410	1.84

IT SERVICES
1,150	INT’L BUSINESS MACHINES CORP.	184,575
		184,575	2.04

TOTAL COMMON STOCK (Cost: $4,954,967)		6,447,496	71.22

CORPORATE BOND
CONSUMER DISCRETIONARY			1.25
DIVERSIFIED CONSUMER SERVICES
100,000	WASHINGTON POST CO. 7.25% 02/01/19	113,067
		113,067	1.25

ENERGY			7.26
ENERGY EQUIPMENT & SERVICES
100,000	PRIDE INT’L INC. 8.50% 06/15/19	119,020
100,000	ROWAN COMPANY INC. 7.875% 08/01/19	111,520
100,000	SESI LLC 6.375% 05/01/19	101,500
		332,040	3.67

OIL, GAS & CONSUMABLE FUELS
100,000	CHESAPEAKE ENERGY 3.50% 04/15/19 FLOAT	96,250
100,000	CONTINENTAL RESOURCES 7.375% 10/01/20	105,375
100,000	ENERGY TRANSFER PARTNERS 9.00% 04/15/19	123,565
		325,190	3.59

FINANCIALS			10.75
CAPITAL MARKETS
100,000	JEFFERIES GROUP INC. 5.50% 03/15/16	103,375
		103,375	1.14

COMMERCIAL BANKS
100,000	BANK OF AMERICA 2.01% 07/28/17 FLOAT	102,183
		102,183	1.13

CONSUMER FINANCE
150,000	FORD MOTOR CREDIT CO. 7.00% 04/15/15	150,276
		150,276	1.66

DIVERSIFIED FINANCIAL SERVICES
100,000	ICAHN ENTERPRISES 6.00% 08/01/20	103,880
100,000	LEUCADIA NATIONAL CORP. 8.125% 09/15/15	102,931
150,000	NASDAQ OMX GROUP 5.25% 01/16/18	164,068
		370,879	4.10

REAL ESTATE INVESTMENT TRUSTS
125,000	CORRECTIONS CORP. OF AMERICA 4.125% 04/01/20	125,781
100,000	EPR PROPERTIES 7.75% 07/15/20	120,869
		246,650	2.72

HEALTH CARE			1.21
HEALTH CARE PROVIDERS & SERVICES
100,000	FRESENIUS MED CARE US 6.875% 07/15/17	109,750
		109,750	1.21

INDUSTRIALS			3.57
MACHINERY
100,000	CASE NEW HOLLAND INC. 7.875% 12/01/17	110,780
		110,780	1.22

TRADING COMPANIES & DISTRIBUTORS
100,000	AIRCASTLE 6.75% 04/15/17	107,750
95,000	INTL LEASE FINANCE CORP. 8.75% 03/15/17	104,975
		212,725	2.35

INFORMATION TECHNOLOGY			2.33
COMPUTERS & PERIPHERALS
100,000	SEAGATE HDD CAYMAN 6.875% 05/01/20	103,750
		103,750	1.15

ELECTRONIC EQUIPMENT & INSTRUMENTS
100,000	JABIL CIRCUIT INC. 7.75% 07/15/16	107,250
		107,250	1.18

MATERIALS			1.19
METALS & MINING
100,000	COMMERCIAL METALS CO. 7.35% 08/15/18	107,750
		107,750	1.19

TOTAL CORPORATE BOND (Cost: $2,474,310)		2,495,665	27.57

SHORT TERM INVESTMENTS
MONEY MARKET			1.22

110,048	UMB MONEY MARKET FIDUCIARY	110,048
		110,048	1.22

TOTAL SHORT TERM INVESTMENTS (Cost: $110,048)		110,048	1.22

TOTAL INVESTMENT IN SECURITIES (Cost: $7,539,325)		9,053,208	100.01

OTHER ASSETS LESS LIABILITIES		(604)	(0.01)

TOTAL NET ASSETS		9,052,604	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Large Cap Value Fund
Schedule of Investments (unaudited)
as of March 31, 2015

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			20.74
AUTO COMPONENTS
2,500	JOHNSON CONTROLS INC.	126,100
		126,100	1.57

DIVERSIFIED CONSUMER SERVICES
5,000	HOUGHTON MIFFLIN HARCOURT COMPANY *	117,400
		117,400	1.46

HOTELS, RESTAURANTS & LEISURE
2,000	MCDONALD’S CORP.	194,880
		194,880	2.43

MEDIA
3,650	TIME WARNER INC.	308,206
3,000	WALT DISNEY CO.	314,670
		622,876	7.75

SPECIALTY RETAIL
3,750	LOWE’S COMPANIES INC.	278,963
2,870	THE HOME DEPOT, INC.	326,061
		605,023	7.53

CONSUMER STAPLES			16.13
BEVERAGES
5,120	COCA-COLA CO.	207,616
975	PEPSICO, INC.	93,229
		300,845	3.74

FOOD & STAPLES RETAILING
5,000	SYSCO CORP.	188,650
2,950	WAL-MART STORES INC.	242,637
		431,287	5.37

FOOD PRODUCTS
3,000	KRAFT FOODS GROUP INC.	261,345
2,700	MONDELEZ INT’L INC.	97,443
		358,788	4.47

HOUSEHOLD PRODUCTS
2,500	PROCTER & GAMBLE CO.	204,850
		204,850	2.55

ENERGY			2.22
OIL, GAS & CONSUMABLE FUELS
2,100	EXXON MOBIL CORP.	178,500
		178,500	2.22

FINANCIALS			18.24
CAPITAL MARKETS
4,000	LEGG MASON INC.	220,800
		220,800	2.75

COMMERCIAL BANKS
7,000	BANK OF AMERICA CORP.	107,730
2,850	CITIGROUP INC.	146,832
4,225	WELLS FARGO & CO.	229,840
		484,402	6.03

DIVERSIFIED FINANCIAL SERVICES
2,000	BERKSHIRE HATHAWAY INC. B *	288,640
		288,640	3.59

INSURANCE
4,000	AMERICAN INT’L GROUP INC.	219,160
5,000	METLIFE INC.	252,750
		471,910	5.87

HEALTH CARE			3.27
PHARMACEUTICALS
2,615	JOHNSON & JOHNSON	263,069
		263,069	3.27

INDUSTRIALS			18.08
AEROSPACE & DEFENSE
2,000	HONEYWELL INT’L INC.	208,620
		208,620	2.60

AIR FREIGHT & LOGISTICS
1,000	FEDEX CORP.	165,450
1,200	UNITED PARCEL SERVICE INC. B	116,328
		281,778	3.51

INDUSTRIAL CONGLOMERATES
9,750	GENERAL ELECTRIC CO.	241,898
		241,898	3.01

MACHINERY
3,200	DEERE & CO.	280,608
2,350	ILLINOIS TOOL WORKS INC.	228,279
1,250	SPX CORP.	106,125
2,500	TIMKEN CO.	105,350
		720,362	8.97

INFORMATION TECHNOLOGY			21.72
COMPUTERS & PERIPHERALS
3,290	APPLE INC.	409,375
		409,375	5.10

INTERNET SOFTWARE & SERVICES
265	GOOGLE INC. CLASS C*	145,220
		145,220	1.81

IT SERVICES
1,350	INT’L BUSINESS MACHINES CORP.	216,675
2,200	MASTERCARD INC.	190,058
		406,733	5.06

SEMICONDUCTORS & EQUIPMENT
5,600	INTEL CORP.	175,112
		175,112	2.18

SOFTWARE
7,000	MICROSOFT CORP.	284,585
7,500	ORACLE CORPORATION	323,625
		608,210	7.57

TOTAL COMMON STOCK (Cost: $5,465,467)		8,066,678	100.40

SHORT TERM INVESTMENTS
MONEY MARKET			0.12

10,018	UMB MONEY MARKET FIDUCIARY	10,018
		10,018	0.12

TOTAL SHORT TERM INVESTMENTS (Cost: $10,018)		10,018	0.12

TOTAL INVESTMENT IN SECURITIES (Cost: $5,475,485)		8,076,696	100.53

OTHER ASSETS LESS LIABILITIES		(42,407)	(0.53)

TOTAL NET ASSETS		8,034,289	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Mid Cap Value Fund
Schedule of Investments (unaudited)
as of March 31, 2015

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			37.48
AUTO COMPONENTS
11,000	DANA HOLDING CORP.	232,760
2,900	LEAR CORP.	321,378
		554,138	8.01

DISTRIBUTORS
3,500	POOL CORPORATION	244,160
		244,160	3.53

SPECIALTY RETAIL
11,000	CONN’S INC. *	333,080
5,000	GAMESTOP CORP. A	189,800
1,700	O’REILLY AUTOMOTIVE INC. *	367,608
6,000	PENSKE AUTOMOTIVE GROUP INC.	308,940
4,000	TRACTOR SUPPLY COMPANY	340,240
		1,539,668	22.25

TEXTILES, APPAREL & LUXURY GOODS
2,400	PVH CORP.	255,744
		255,744	3.70

CONSUMER STAPLES			2.27
BEVERAGES
2,000	DR PEPPER SNAPPLE GROUP INC.	156,960
		156,960	2.27

ENERGY			7.60
ENERGY EQUIPMENT & SERVICES
13,000	HELIX ENERGY SOLUTIONS GROUP INC. *	194,480
12,500	NOBLE CORP.	178,500
8,000	TIDEWATER INC.	153,120
		526,100	7.60

FINANCIALS			5.54
COMMERCIAL BANKS
3,300	CIT GROUP INC.	148,896
5,800	EAST WEST BANCORP INC.	234,668
		383,564	5.54

INDUSTRIALS			41.83
AIRLINES
4,000	SPIRIT AIRLINES INC. *	309,440
		309,440	4.47

CONSTRUCTION & ENGINEERING
5,100	CHICAGO BRIDGE & IRON CO. N.V.	251,226
		251,226	3.63

MACHINERY
1,800	GRACO INC.	129,888
8,200	NAVISTAR INT’L CORP. *	241,900
3,500	WABTEC CORP.	332,535
		704,323	10.18

MARINE
3,400	KIRBY CORP.	255,170
		255,170	3.69

ROAD & RAIL
3,000	GENESEE & WYOMING INC. *	289,320
2,100	KANSAS CITY SOUTHERN	214,368
3,100	LANDSTAR SYSTEM INC.	205,530
11,500	SWIFT TRANSPORTATION CO. *	299,230
		1,008,448	14.57

TRADING COMPANIES & DISTRIBUTORS
6,000	NOW INC. *	129,840
1,000	W.W. GRAINGER, INC.	235,810
		365,650	5.28

INFORMATION TECHNOLOGY			3.34
SOFTWARE
6,000	ASPEN TECHNOLOGY INC. *	230,940
		230,940	3.34

MATERIALS			2.17
CHEMICALS
3,500	H.B. FULLER CO.	150,045
		150,045	2.17

TOTAL COMMON STOCK (Cost: $5,288,987)		6,935,576	100.23

SHORT TERM INVESTMENTS
MONEY MARKET			0.19

13,295	UMB MONEY MARKET FIDUCIARY	13,295
		13,295	0.19

TOTAL SHORT TERM INVESTMENTS (Cost: $13,295)		13,295	0.19

TOTAL INVESTMENT IN SECURITIES (Cost: $5,302,282)		6,948,871	100.43

OTHER ASSETS LESS LIABILITIES		(29,485)	(0.43)

TOTAL NET ASSETS		6,919,386	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Small Cap Value Fund
Schedule of Investments (unaudited)
as of March 31, 2015

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			22.20
AUTO COMPONENTS
95,000	GENTHERM INC. *	4,798,450
		4,798,450	4.80

HOTELS, RESTAURANTS & LEISURE
245,000	BRAVO BRIO RESTAURANT GROUP INC. *	3,599,050
		3,599,050	3.60

SPECIALTY RETAIL
225,000	CONN’S INC. *	6,813,000
65,000	HIBBETT SPORTS INC. *	3,188,900
152,000	SONIC AUTOMOTIVE INC.	3,784,800
		13,786,700	13.80

CONSUMER STAPLES			2.94
FOOD PRODUCTS
210,000	DARLING INGREDIENTS INC. *	2,942,100
		2,942,100	2.94

ENERGY			17.38
ENERGY EQUIPMENT & SERVICES
215,000	HORNBECK OFFSHORE SERVICES INC. *	4,044,150
245,000	MATRIX SERVICE CO. *	4,302,200
197,000	NATURAL GAS SERVICES GROUP, INC. *	3,786,340
910,000	NORTH AMERICAN ENERGY PARTNERS INC.	2,648,100
635,000	PARKER DRILLING CO. *	2,216,150
		16,996,940	17.01

OIL, GAS & CONSUMABLE FUELS
1,000,000	INFINITY ENERGY RESOURCES INC. *	370,100
		370,100	0.37

FINANCIALS			9.68
COMMERCIAL BANKS
169,000	BBCN BANCORP INC.	2,445,430
91,000	EAST WEST BANCORP INC.	3,681,860
		6,127,290	6.13

CONSUMER FINANCE
240,000	REGIONAL MANAGEMENT CORP. *	3,542,400
		3,542,400	3.54

INDUSTRIALS			45.46
BUILDING PRODUCTS
100,000	INSTEEL INDUSTRIES INC.	2,163,000
240,000	NCI BUILDING SYSTEMS INC. *	4,147,200
		6,310,200	6.31

COMMERCIAL SERVICES & SUPPLIES
105,000	MOBILE MINI INC.	4,477,200
120,000	TEAM INC. *	4,677,600
		9,154,800	9.16

CONSTRUCTION & ENGINEERING
435,000	FURMANITE CORP. *	3,432,150
210,000	ORION MARINE GROUP INC. *	1,860,600
		5,292,750	5.30

MACHINERY
130,000	NAVISTAR INT’L CORP. *	3,835,000
		3,835,000	3.84

MARINE
63,000	KIRBY CORP. *	4,728,150
		4,728,150	4.73

ROAD & RAIL
95,000	SAIA INC. *	4,208,500
		4,208,500	4.21

TRADING COMPANIES & DISTRIBUTORS
103,000	DXP ENTERPRISES INC. *	4,541,270
135,000	RUSH ENTERPRISES INC. *	3,693,600
90,000	TAL INT’L GROUP INC.	3,665,700
		11,900,570	11.91

TELECOMMUNICATION SERVICES			3.73
DIVERSIFIED TELECOM. SERVICES
390,000	PREMIERE GLOBAL SERVICES INC. *	3,728,400
		3,728,400	3.73

TOTAL COMMON STOCK (Cost: $78,194,146)		101,321,400	101.39

TOTAL INVESTMENT IN SECURITIES (Cost: $78,194,146)		101,321,400	101.39

OTHER ASSETS LESS LIABILITIES		(1,387,208)	(1.39)

TOTAL NET ASSETS		99,934,192	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Security Valuation and Fair Value Measurement

Securities, including American Depository Receipts (ADRs), listed on a national securities exchange and certain over-the-counter (“OTC”) issues traded on the NASDAQ national market system are valued at the last quoted sale price at the close of the New York Stock Exchange. OTC issues not quoted on the NASDAQ system, and other equity securities for which no sale price is available, are valued at the last bid price as obtained from published sources or real time quote services, where available, and otherwise from brokers who are market makers for such securities. For securities that mature in 60 days or less, the Funds may utilize the amortized cost method of valuation if it is reasonable to conclude it approximates fair value. In determining the fair value of other debt securities, Pacific Global Investment Management Company, Inc. (the “Investment Manager”) utilizes independent pricing services approved by the Board of Directors using one or more of the following valuation techniques:

(1) a matrix pricing approach that considers market inputs including, in approximate order of priority, the following: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications; market indicators, industry and economic events. Evaluators may prioritize inputs differently on any given day for any security based on market conditions, and not all inputs listed are available for use in the evaluation process for each security evaluation on any given day; (2) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (3) a discounted cash flow analysis. Fair value determinations are made by the Investment Manager based on the Company’s Fair Value Procedure, as adopted by the Board of Directors. In conducting its assessment and analysis for purpose of determining fair value, the Investment Manager uses its discretion and judgment in considering and appraising the relevant factors, including examining the source and nature of the quotations, to validate that the quotations and prices are representative of fair value.

Various inputs are used to determine the fair value of each Fund’s investments. For financial statements, these inputs are summarized in the three broad levels listed below. Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 inputs are significant unobservable inputs that reflect the Fund’s own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investment securities and cash and cash equivalents as of March 31, 2015:

	Government Securities Fund	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund
Level 1 - Quoted Prices
Common Stock
Energy	$20,996	$322,530	$764,940	$178,500	$526,100	$17,367,040
Materials	—	436,370	—	—	150,045	—
Industrials	—	1,015,550	2,284,218	1,452,658	2,894,257	45,429,970
Consumer Discretionary	—	637,774	1,670,651	1,666,279	2,593,710	22,184,200
Consumer Staples	98,653	1,285,542	514,128	1,295,770	156,960	2,942,100
Health Care	49,180	597,435	165,550	263,069	—	—
Financials	—	394,525	506,338	1,465,752	383,564	9,669,690
Information Technology	20,328	690,996	541,670	1,744,650	230,940	—
Telecommunication Services	26,120	430,053	—	—	—	3,728,400
Utilities	73,999	745,665	—	—	—	—
Preferred Stock
Financials	—	77,730	—	—	—	—
Level 1 Total	289,276	6,634,170	6,447,495	8,066,678	6,935,576	101,321,400

Level 2 - Other significant observable inputs
Bonds and notes
Corporate Bonds	—	6,628,907	2,495,665	—	—	—
U.S. Government Fixed Income Securities	1,475,293	—	—	—	—	—
Short Term Investments
Money Market	22,890	651,269	110,048	10,018	13,295	—
Level 2 Total	1,498,183	7,280,176	2,605,713	10,018	13,295	—

Level 3 - Significant unobservable inputs	—	—	—	—	—	—

Total Investments	$1,787,459	$13,914,346	$9,053,208	$8,076,696	$6,948,871	$101,321,400

Equity securities (common and preferred stock) that are actively traded and market priced are classified as Level 1 securities. All fixed income securities are classified as Level 2 securities and are valued using either amortized cost or the matrix pricing approach. The Funds had no Level 3 holdings during the period ended March 31, 2015. In addition, the Funds are required to disclose the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers. The Investment Manager has evaluated the Funds’ positions for the period ended March 31, 2015, and determined that, for purposes of fair value pricing measurement, there were no transfers between Level 1 and Level 2.

Income Taxes

On March 31, 2015, the cost of investment and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Government Securities Fund	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund

Tax Cost of Securities	$1,683,888	$11,424,943	$7,429,277	$5,466,351	$5,288,987	$78,473,836
Gross Unrealized Appreciation	80,851	1,904,819	1,883,144	2,641,985	2,329,205	38,683,567
Gross Unrealized Depreciation	170	66,685	369,261	41,657	682,617	15,836,003
Net Unrealized Appreciation	80,681	1,838,134	1,513,883	2,600,328	1,646,588	22,847,564

Item 2.                                                         Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.                                                         Exhibits.

(a)            Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
Chairman

Date:	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
Chief Executive Officer

Date:	May 28, 2015

By:	/s/ Jingjing Yan
Chief Financial Officer

Date:	May 28, 2015